Cover	Apr. 26, 2022
Cover [Abstract]
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 26, 2022
Entity Incorporation State Country Code	CT
Entity Tax Identification Number	06-0330020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-35383
Entity Address Address Line 1	112 Bridge Street
Entity Address City Or Town	Naugatuck
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06770
City Area Code	203
Local Phone Number	729-2255
Security 12b Title	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ